Significant accounting policies (Policies)	6 Months Ended
Dec. 31, 2018
Significant accounting policies
Accounting policies followed in interim financial statements

The accounting policies applied in the preparation of these condensed consolidated interim financial statements are in terms of IFRS and are consistent with those applied in the consolidated annual financial statements for the year ended 30 June 2018, except for the adoption of IFRS 9 ‘Financial Instruments’, IFRS 15 ‘Revenue from Contracts with Customers’ and an amendment to IAS 23 ‘Borrowing Costs’ with effect from 1 July 2018. Both IFRS 9 and IFRS 15 were adopted using the modified transition approach, where the comparative financial information is not restated as permitted by the standard. The amendment to IAS 23 is applied prospectively.